Investment Objectives and Goals - Tuttle Capital Equity Plus Tail Risk ETF	Jul. 17, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital Equity Plus Tail Risk ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tuttle Capital Equity Plus Tail Risk ETF (the “Fund”) seeks capital appreciation with protection against tail risk events.